Post-Employment Benefits - Summary of Asset Allocation by Asset Type and Geography (Detail) - SEK (kr) kr in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents	kr 1,266	kr 1,872
Equity securities	10,314	11,126
Debt securities	32,892	32,117
Real estate	6,005	6,379
Investment funds	7,025	4,701
Assets held by insurance company	4,116	3,589
Other	975	696
Fair value of plan assets	kr 62,593	kr 60,480
Investment funds [member]
Disclosure of fair value of plan assets [line items]
Investment funds (percentage)	69.00%	74.00%
Cash and cash equivalents [Member]
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents (percentage)	22.00%	6.00%
Equity securities [Member]
Disclosure of fair value of plan assets [line items]
Equity securities (percentage)	27.00%	50.00%
Debt securities [member]
Disclosure of fair value of plan assets [line items]
Debt securities (percentage)	21.00%	28.00%
Real estate [Member]
Disclosure of fair value of plan assets [line items]
Real estate (percentage)	100.00%	100.00%
Assets held by insurance company [member]
Disclosure of fair value of plan assets [line items]
Assets held by insurance company (percentage)	100.00%	100.00%
Other [Member]
Disclosure of fair value of plan assets [line items]
Other (percentage)	38.00%	15.00%
Owner occupied property measured using investment property fair value model [member]
Disclosure of fair value of plan assets [line items]
Real estate (percentage)	0.00%	0.00%
Securities issued [member]
Disclosure of fair value of plan assets [line items]
Assets held by insurance company (percentage)	0.00%	0.00%
Sweden [member]
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents	kr 271	kr 1,151
Equity securities	7,311	6,803
Debt securities	14,335	14,114
Real estate	5,461	5,577
Investment funds	2,016	917
Assets held by insurance company	0	0
Other	233	(41)
Fair value of plan assets	kr 29,627	kr 28,521
Sweden [member] | Owner occupied property measured using investment property fair value model [member]
Disclosure of fair value of plan assets [line items]
Real estate (percentage)	0.00%	0.00%
Sweden [member] | Securities issued [member]
Disclosure of fair value of plan assets [line items]
Assets held by insurance company (percentage)	0.00%	0.00%
US [member]
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents	kr 181	kr 184
Equity securities	361	419
Debt securities	3,591	3,646
Real estate	0	0
Investment funds	834	789
Assets held by insurance company	0	0
Other	(152)	73
Fair value of plan assets	kr 4,815	kr 5,111
US [member] | Owner occupied property measured using investment property fair value model [member]
Disclosure of fair value of plan assets [line items]
Real estate (percentage)	0.00%	0.00%
US [member] | Securities issued [member]
Disclosure of fair value of plan assets [line items]
Assets held by insurance company (percentage)	0.00%	0.00%
United Kingdom [member]
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents	kr 681	kr 449
Equity securities	769	1,113
Debt securities	5,681	5,818
Real estate	0	199
Investment funds	2,346	2,417
Assets held by insurance company	2,437	1,872
Other	496	131
Fair value of plan assets	kr 12,410	kr 11,999
United Kingdom [member] | Owner occupied property measured using investment property fair value model [member]
Disclosure of fair value of plan assets [line items]
Real estate (percentage)	0.00%	0.00%
United Kingdom [member] | Securities issued [member]
Disclosure of fair value of plan assets [line items]
Assets held by insurance company (percentage)	0.00%	0.00%
Other Countries [member]
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents	kr 133	kr 88
Equity securities	1,873	2,791
Debt securities	9,285	8,539
Real estate	544	603
Investment funds	1,829	578
Assets held by insurance company	1,679	1,717
Other	398	533
Fair value of plan assets	kr 15,741	kr 14,849
Other Countries [member] | Owner occupied property measured using investment property fair value model [member]
Disclosure of fair value of plan assets [line items]
Real estate (percentage)	0.00%	0.00%
Other Countries [member] | Securities issued [member]
Disclosure of fair value of plan assets [line items]
Assets held by insurance company (percentage)	0.00%	0.00%